Share Capital and Other Equity Instruments - Schedule Of Restricted Stock Units and Awards Activity (Details)	3 Months Ended
Mar. 31, 2021 $ / shares shares
Restricted Stock Awards [Member]
Number of shares, Nonvested at beginning | shares
Number of shares, Granted | shares	70,986
Number of shares, Vested | shares	(44,390)
Number of shares, Nonvested at end | shares	26,596
Weighted average grant date fair value, Non-vested at beginning | $ / shares
Weighted average grant date fair value, Granted | $ / shares	4.16
Weighted average grant date fair value, Vested | $ / shares	4.49
Weighted average grant date fair value, Non-Vested at end | $ / shares	$ 3.61
Restricted Stock Units [Member]
Number of shares, Nonvested at beginning | shares
Number of shares, Granted | shares	3,279,284
Number of shares, Vested | shares	(1,207,825)
Number of shares, Nonvested at end | shares	2,071,459
Weighted average grant date fair value, Non-vested at beginning | $ / shares
Weighted average grant date fair value, Granted | $ / shares	4.41
Weighted average grant date fair value, Vested | $ / shares	4.46
Weighted average grant date fair value, Non-Vested at end | $ / shares	$ 4.38